Intangible assets - Narrative (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible assets
Amortisation intangible assets other than goodwill	€ 477,000	€ 480,000
Gross value
Intangible assets
Additions	1,507,000	3,183,000
Tax incentives relating to investments	47,000	112,000
Gross value | Development cost
Intangible assets
Additions	€ 1,507,000	€ 3,183,000